Note 2 - Basis of Presentation	12 Months Ended
Mar. 31, 2026
Statement Line Items [Line Items]
Disclosure of basis of preparation of financial statements [text block]
2.	BASIS OF PRESENTATION

a)	Statement of compliance

These consolidated financial statements, including comparatives, have been prepared in accordance with IFRS Accounting Standards (“IFRS”), as issued by the International Accounting Standards Board (“IASB”).

These consolidated financial statements are presented in Canadian dollars, which is also the Company’s functional currency.

b)	Basis of measurement

These consolidated financial statements have been prepared on a historical cost basis, except for financial instruments classified as financial instruments at fair value through profit and loss or fair value through other comprehensive loss, which are stated at their fair value. In addition, these consolidated financial statements have been prepared using the accrual basis of accounting except for cash flow information.

The policies applied in these consolidated financial statements are based on IFRS issued and effective as of March 31, 2026. The Board of Directors approved these consolidated financial statements for issue on June 29, 2026.

FOREMOST CLEAN ENERGY LTD.

Notes to the Consolidated Financial Statements

March 31, 2026, 2025 and 2024

(Expressed in Canadian Dollars)

2.	BASIS OF PRESENTATION (Continued)

c)	Principles of consolidation

These consolidated financial statements include the financial statements of the Company and the entities controlled by the Company. Control exists when the Company has the power, directly or indirectly, to govern the financial and operating policies of an entity so as to obtain benefits from its activities. The financial statements of subsidiaries are included in the consolidated financial statements from the date that control commences until the date that control ceases. All significant intercompany transactions and balances have been eliminated.

Rio Grande Resources Ltd (“Rio Grande”) was newly incorporated on July 19, 2024 for the purpose of the spin-out that was completed on January 31, 2025 (Note 17). At March 31, 2026, the Company owned 5,152,557 shares representing a 8.80% interest (2025 – 19.95% interest) in Rio Grande (Note 4). Sierra Gold & Silver Ltd. (“Sierra”) was a wholly owned subsidiary of the Company, which became a wholly-owned subsidiary of Rio Grande as part of the spin-out, and deconsolidated as a result of the completion of the spin-out during the year ended March 31, 2025.